DISCONTINUED OPERATIONS (Details) ¥ in Millions, $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2016 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)
Disposal Group, Including Discontinued Operation, Consideration				¥ 1,693.2	$ 250
Wide Wealth Hong Kong [Member]
Equity Method Investment, Ownership Percentage	55.00%
Jiangxi Jinko Engineering [Member]
Equity Method Investment, Ownership Percentage			55.00%	55.00%	55.00%
Equity Method Investment, Amount Sold	$ 250		$ 250
Treasury Stock Value Acquired Cost Method		$ 225	$ 225
Jiangxi Jinko Engineering [Member] | Wide Wealth Hong Kong [Member]
Equity Method Investment, Ownership Percentage			45.00%	45.00%	45.00%
Equity Method Investment, Amount Sold		$ 225	$ 225